Aug. 21, 2023
Brigade High Income Fund

ALPS SERIES TRUST

Brigade High Income Fund

(the “Fund”)

Supplement dated August 21, 2023 to the

Prospectus

dated March 8, 2023

Effective immediately, the following changes are being made with respect to the Fund:

“The Fund will seek to outperform its primary and secondary benchmarks, before expenses, the ICE BofA U.S. High Yield Constrained Index (primary benchmark) and a blend of 60% ICE BofA U.S High Yield Constrained Index/40% Credit Suisse Leveraged Loans Index (secondary benchmark), while providing a similar level of volatility over the entire market cycle.”